CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 370,027	$ 54,499	¥ 144,574
Total current liabilities	20,503,456	3,019,831	20,173,166
Total non-current liabilities	14,907,839	2,195,688	14,904,452
VIEs
Total current liabilities	11,646,729	1,715,378	12,093,465
Total non-current liabilities	¥ 1,812,912	$ 267,013	¥ 1,932,830
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	2,617,771,642	2,617,771,642	2,603,890,438
Common stock, shares outstanding	2,318,853,056	2,318,853,056	2,259,125,125
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396	2,876,391,396
Common stock, shares outstanding	2,876,391,396	2,876,391,396	2,876,391,396